STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net (loss)	$ (1,079)	$ (1,576)	$ (5,475)	$ (5,875)
Change in operating assets and liabilities:
Decrease in prepaid expenses				1,000
Increase in accounts payable and accrued expenses	$ 1,079	$ 1,576	$ 5,475	$ 4,875
Net cash (used in) operating activities
Net change in cash
Cash, beginning of the period
Cash, end of the period
Supplemental disclosure of cash flow information
Cash paid for income taxes
Cash paid for interest